Principal accounting policies (Schedule of Amortization of Finite-lived Intangible Assets is Computed Using Straight-line Method Over Following Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2018
Operating rights [Member]
Intangible assets, net [Line Items]
Estimated useful lives	Shorter of the economic life or contract terms
Software [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	3 years
Software [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Domain names [Member]
Intangible assets, net [Line Items]
Estimated useful lives	15 years
Technology [Member]
Intangible assets, net [Line Items]
Estimated useful lives	5 years
License [Member]
Intangible assets, net [Line Items]
Estimated useful lives	15 years